NONVESTED SHARES (Tables)	12 Months Ended
Dec. 31, 2016
NONVESTED SHARES
Summary of information regarding the nonvested shares granted and vested

		Weighted average
		grant date
	Number of Shares	fair value

Outstanding at January 1, 2016	3,315,264	$2.52
Granted	296,000	$1.70
Forfeited	(337,537)	$2.36
Vested	(1,367,560)	$2.25

Outstanding at December 31, 2016	1,906,167	$2.61

Schedule of share-based compensation expenses
	Year ended December 31,
	2014	2015	2016

Fulfillment	$46	$185	$211
Selling and marketing	231	580	458
General and administrative	2,241	2,431	1,648

Total	$2,518	$3,196	$2,317